ASSET DECOMMISSION OBLIGATION	12 Months Ended
Dec. 31, 2019
ASSET DECOMMISSION OBLIGATION
ASSET DECOMMISSION OBLIGATION

NOTE 30 - ASSET DECOMMISSIONING OBLIGATION

a)     Decommissioning

The Company recognizes obligations for decommissioning thermonuclear power plants of its subsidiary Eletronuclear, which are included in a program of activities required by the National Nuclear Energy Commission (CNEN), which allows these nuclear facilities to be safely and minimally dismantled at the end of the operational cycle. The values corresponding to the total liabilities for demobilization of assets adjusted to present value refer to Angra 1, with the license valid until December 31, 2024 (in November 2019, CNEN was requested to extend Angra I's useful life from 40 to 60 years) and refer to Angra 2, with the license valid until August 31, 2040.

It is a fundamental premise for the formation of this liability for decommissioning that the estimated value for its realization must be updated over the economic useful life of the plants, considering technological advances, with the objective of allocating the costs to be incurred with the technical-operational deactivation of the plants to the respective period of competence of the operation.

The amount corresponding to the decommissioning liability adjusted to present value as of December 31, 2019 is R$ 2,497,466 (R$ 2,026,997 as of December 31, 2018).

b)     Constitution of Liabilities for Low and Medium Activity Tailings and Used Nuclear Fuel

The cost estimates for managing, in the long term, low and medium level operational tailings and used fuel elements were as follows:

b.1) For transportation and final disposal of low and medium activity operational tailings, relative to the accumulated volume until 2020, when it is considered that their transfer to the National Repository of Low and Medium Activity Level Radioactive Tailings (RBMN) will start, to be implemented by CNEN, legally responsible for the final custody of these tailings, the amount of R$ 54,555 will be spent.

b.2) For the initial storage of fuel elements used until the end of the 2070s, when it is estimated that the useful life of Angra 3 and, therefore, of the Almirante Álvaro Alberto Nuclear Power Plant (CNAAA) itself, the estimate is represented by the amount of R$ 610,127, an amount that will be spent in the implementation of the Installation for the Storage of Irradiated Fuels (UFC) and the respective system for moving the fuel elements of the plants to this installation, whose project is in progress and whose commissioning should occur until 2020.

The amount corresponding to the liability for Low and Medium Activity Tailings and Used Nuclear Fuel adjusted to present value as of December 31, 2019 is R$ 636,913 (R$ 593,131 as of December 31, 2018).

Pursuant to IAS 16 and IFRIC 1, Eletronuclear recorded the estimated total cost discounted to present value, based on a rate that represents Eletronuclear cost of capital and recorded in fixed assets, against the obligation to demobilize assets. The current discount rate approved for Eletrobras Companies is 5.86% per year.

The value of the adjustment to present value of decommissioning, low and medium activity tailings and used nuclear fuel, recognized in the result in other financial expenses, as of December 31, 2019, is R$ 153,539 (R$ 145,260 as of December 31, 2018).

The table below summarizes the position of the amounts corresponding to the total asset demobilization liabilities:

Decommissioning

	12/31/2019			12/31/2018
		Present	Present
	Total Cost	Value	Value	Present
Plant	Estimate	Adjustment	Estimate	Value
Angra 1	1,928,878	(369,677)	1,559,201	1,367,056
Angra 2	2,266,537	(1,328,272)	938,265	659,941
Total	4,190,415	(1,697,949)	2,497,466	2,026,997

Low and Medium Activity Waste and Nuclear Fuel used

	12/31/2019			12/31/2018
		Present	Present
	Total Cost	Value	Value	Present
Plant	Estimate	Adjustment	Estimate	Value
Angra 1	248,137	(10,367)	237,770	221,426
Angra 2	416,545	(17,402)	399,143	371,705
Total	664,682	(27,769)	636,913	593,131

Total Asset Decommissioning Liabilities

	12/31/2019			12/31/2018
		Present	Present
	Total Cost	Value	Value	Present
Plant	Estimate	Adjustment	Estimate	Value
Angra 1	2,172,015	(380,044)	1,791,971	1,588,482
Angra 2	2,683,082	(1,345,674)	1,337,408	1,031,646
Total	4,855,097	(1,725,718)	3,129,379	2,620,128